Interest Expense, Net - Summary of Interest Expense Net (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Interest expense:
Bank charges and other	₨ 160,740	$ 2,479	₨ 106,568	₨ 55,454
Interest expense	2,763,992	42,621	2,325,776	999,630
Interest income:
Term and fixed deposits	319,823	4,932	221,532	151,860
Gain on sale of investments	72,074	1,111	45,375	13,949
Investments held-to-maturity	259	4	33
Interest Income related party				2,031
Interest income	392,156	6,047	266,940	167,840
Total	2,371,836	36,574	2,058,836	831,790
Compulsorily Convertible Debentures [Member]
Interest expense:
Interest expense	90,360	1,392	408,172	248,831
Term Loans [Member]
Interest expense:
Interest expense	2,439,052	37,611	1,547,382	598,845
Series E and Series G Compulsorily Convertible Preferred Shares [Member]
Interest expense:
Series E and G CCPS	₨ 73,840	$ 1,139	₨ 263,654	₨ 96,500